Earnings per Share (Details) - EUR (€) € / shares in Units, € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Earnings per Share
Loss attributed to equity shareholders	€ (188,427)	€ (63,479)
Weighted average number of ordinary shares outstanding	67,992	59,231
Basic and diluted EPS (in )	€ (2,771)	€ (1,072)
Amount of new convertible loan convertible to equity	€ 1,850